MGF
                                  SERVICE CORP.





October 7, 1996


Securities and Exchange Commission
Public Filing Desk
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

Re:  Williamsburg Investment Trust
     File Nos. 33-25301 and 811-5685

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to Williamsburg Investment Trust's registration statement on Form N-1A and (ii) the text of the most recent amendment (Post-Effective Amendment No. 27) has been filed electronically.

Very truly yours,

Williamsburg Investment Trust


/s/ John F. Splain
John F. Splain
Secretary







                                MGF Service Corp.
                     a subsidiary of Leshner Financial, Inc.
312 Walnut Street / Cincinnati, Ohio 45202 / 513.629.2000 / 800.543.8721



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